CONSOLIDATED FINANCIAL STATEMENT DETAILS - Accumulated other comprehensive income (loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accumulated other comprehensive income (loss)
Balance, beginning of period	$ (98.5)	$ 21.1
Adjustment of initial application of IFRS 9		(56.3)
Other comprehensive loss before tax	86.1	(103.8)
Tax	(8.0)	21.0
Losses on cash flow hedges transferred to cost of non-financial assets		19.5
Balance, end of period	(20.4)	(98.5)
Income tax expense (recovery), cash flow hedges - effective portion	4.5	(20.9)
Accumulated other comprehensive income (loss)
Accumulated other comprehensive income (loss)
Adjustment of initial application of IFRS 9	0.0	(56.3)
Long-term Investments
Accumulated other comprehensive income (loss)
Balance, beginning of period	(75.2)	6.9
Adjustment of initial application of IFRS 9		(56.3)
Other comprehensive loss before tax	49.3	(26.1)
Tax	(0.3)	0.3
Balance, end of period	(26.2)	(75.2)
Derivative Contracts
Accumulated other comprehensive income (loss)
Balance, beginning of period	(23.3)	14.2
Other comprehensive loss before tax	36.8	(77.7)
Tax	(7.7)	20.7
Losses on cash flow hedges transferred to cost of non-financial assets		19.5
Balance, end of period	5.8	$ (23.3)
Income tax expense (recovery), cash flow hedges - effective portion	$ (10.0)